Employees' Savings Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Percentage of voluntarily contribution by employees (percent)	80.00%
Percentage of participants voluntary contributions (percent)	50.00%
Percentage of maximum company contribution (percent)	3.00%
Requisite service period	4
Company expensed for plan	$ 8,178	$ 7,158	$ 5,301
Defined Benefit Plan, Benefit Obligation	3,338
Defined Benefit Plan, Assets for Plan Benefits	11,602
Pension Expense	$ 1,921	$ 1,417	$ 1,030